Patent Licenses - Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015 (remaining nine months)	$ 59
2015		$ 62
2016	78	62
2017	78	62
2018	78	62
2019	45	29
Thereafter	2,479	2,473
Total	$ 2,817	$ 2,750